Mineral property, plant and equipment	12 Months Ended
Aug. 31, 2025
Mineral Property Plant And Equipment
Mineral property, plant and equipment

8.	Mineral property, plant and equipment

	Exploration and evaluation expenditures(1)	Mineral properties	Processing plant and related infrastructure(2)	Machinery and equipment(3)	Right-of-use assets	Others(4)	Total
Cost
As at August 31, 2023	$1,864	$41,202	$23,063	$1,624	$203	$148	$68,104
Additions	417	6,809	6,885	417	1,655	44	16,227
Adjustment to reclamation provision	—	150	—	—	—	—	150
Disposals	—	—	—	—	(137)	—	(137)
As at August 31, 2024	$2,281	$48,161	$29,948	$2,041	$1,721	$192	$84,344
Additions	913	4,839	4,562	1,003	3,326	161	14,804
Adjustment to reclamation provision	—	(82)	—	—	—	—	(82)
As at August 31, 2025	$3,194	$52,918	$34,510	$3,044	$5,047	$353	$99,066
Accumulated depreciation
As at August 31, 2023	$—	$899	$2,138	$828	$119	$61	$4,045
Depreciation	—	1,977	327	239	56	20	2,619
Disposals	—	—	—	—	(137)	—	(137)
As at August 31, 2024	$—	$2,876	$2,465	$1,067	$38	$81	$6,527
Depreciation	—	3,267	458	442	858	21	5,046
As at August 31, 2025	$—	$6,143	$2,923	$1,509	$896	$102	$11,573
Net book value
As at August 31, 2024	$2,281	$45,285	$27,483	$974	$1,683	$111	$77,817
As at August 31, 2025	$3,194	$46,775	$31,587	$1,535	$4,151	$251	$87,493
(1)	Represents exploration and evaluation expenditures related to the Anfield and Stamford Bridge deposits on the Buckreef property.
(2)	Includes construction in progress of $3.7 million (2024 - $2.1 million).
(3)	Includes automotive and computer equipment and software.
(4)	Includes leasehold improvements.

The continuity of expenditures for exploration and evaluation asset is as follows:

Amount
As at August 31, 2023	$1,864
Exploration expenditures:
Geological consulting	4
Personnel costs	380
Trenching and drilling	31
Others	2
As at August 31, 2024	$2,281
Exploration expenditures:
Geological consulting	43
Personnel costs	459
Trenching and drilling	393
Others	18
As at August 31, 2025	$3,194

As at August 31, 2025, the Company had contractual commitments for capital expenditures of $2.2 million (2024 - $0.2 million).